Accrued Expenses (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Accrued Expenses [Abstract]
Accrued Legal	$ 90,000	$ 52,000
Accrued Directors' Compensation	77,000	30,000
Accrued Management Bonus		79,000
Accrued Accounting		15,000
Accrued Travel	84,000
Accrued Other	70,000	19,000
Accrued Expenses	$ 321,000	$ 195,000